Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Borrowings [Abstract]
Disclosure Of Detailed Information About Borrowings Explanatory

	Note	December 31, 2019	December 31, 2018
Revolving Credit Facility	13(a),(c)	$116,625	$97,858
Convertible Notes	13(b)	125,850	-
Sprott Facility	13(b)	-	18,249
Aurizona Construction Facility	13(b)	-	68,831
Standby Loan	13(d)	12,000	11,803
Debenture	13(e)	9,574	17,818

		264,049	214,559
Less: Current portion of loans and borrowings		(61,574)	(54,704)

Non-current portion of loans and borrowings		$202,475	$159,855

Disclosure Of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities
The following is a summary of the changes in loans and borrowings arising from investing and financing activities for the years ended December 31, 2019 and 2018:

Balance – December 31, 2017	$43,461
Carrying value of debt extinguished by issuance of shares	(14,205)
$60.0 million draw from Aurizona Construction Facility, net of deferred financing costs	51,829
$120.0 million draw from Mesquite acquisition facilities, net of deferred financing costs	114,576
$12.0 million draw from Standby Loan, net of deferred financing costs	11,760
Accretion and accrued interest	6,692
Embedded derivative liability	1,283
Repayment of long-term debt	(837)

Balance – December 31, 2018	214,559
$10 million draw from Aurizona Construction Facility, net of deferred financing costs	8,814
$20 million draw from Short-term Loan, net of deferred financing costs	19,600
$20 million draw from Revolving Credit Facility, net of deferred financing costs	19,592
Modification gain and transaction costs on conversion of Mesquite Acquisition Credit Facility to Revolving Credit Facility	(1,804)
Debt component of Convertible Notes, net of deferred financing costs	123,942
Repayment of Sprott loans and Short-term Loan	(131,211)
Loss on extinguishment of Sprott debt and Short-term Loan	13,540
Debenture principal repayment settled by issuance of shares	(10,450)
Accretion and accrued interest	7,467

Balance – December 31, 2019	$264,049